Installment Loans	12 Months Ended
Mar. 31, 2013
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2012 and 2013 is as follows:

	Millions of yen
	2012	2013
Borrowers in Japan:
Consumer—
Housing loans	¥864,764	¥912,651
Card loans	236	225,707
Other	13,590	26,967

	878,590	1,165,325

Corporate—
Real estate companies	297,562	245,465
Non-recourse loans	226,887	134,440
Commercial, industrial and other companies	503,454	442,146

	1,027,903	822,051

Overseas:
Non-recourse loans	549,326	434,517
Other	216,520	198,477

	765,846	632,994
Purchased loans*	97,559	70,801

	¥2,769,898	¥2,691,171

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2013, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2014	¥778,558
2015	314,605
2016	328,183
2017	166,195
2018	154,304
Thereafter	878,525

Total	¥2,620,370

Included in interest on loans and investment securities in the consolidated statements of income is interest income on loans of ¥152,242 million, ¥132,719 million and ¥144,458 million fiscal 2011, 2012 and 2013, respectively.

Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) was elected. A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2012 and March 31, 2013 were ¥20,145 million and ¥17,939 million, respectively. There were ¥19,397 million and ¥16,026 million of loans held for sale as of March 31, 2012 and 2013, respectively, measured at fair value by electing the fair value option.

For loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely, ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality) requires that the investor recognize the excess of the loan’s cash flows expected at acquisition over the investor’s initial investment as interest income on the level-yield basis over the remaining life of the purchased loan (“accretable yield”). ASC 310-30, however, does not prohibit placing loans on non-accrual status subsequent to acquisition, including use of the cost recovery or cash basis methods of income recognition when it is not appropriate to recognize the accretable yield, such as when the investor does not have sufficient information to reasonably estimate cash flows expected to be collected to compute the accretable yield.

Purchased loans acquired by the Company and its subsidiaries are generally characterized by extended period of non-performance by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥97,559 million and ¥70,801 million as of March 31, 2012 and 2013, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2012 and 2013 were ¥11,428 million and ¥5,672 million, respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥34,907 million and ¥29,107 million as of March 31, 2012 and 2013, respectively.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning balance	¥12,421	¥17,455	¥19,825
Provision charged to income	5,261	3,188	4,649
Charge-offs	(230)	(793)	(9,412)
Other*	3	(25)	254

Ending balance	¥17,455	¥19,825	¥15,316

*	Other includes foreign currency translation adjustments.

The above-mentioned amounts are included in the allowance for doubtful receivables on direct financing leases and probable loan losses (see Note 8).